CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Cash Flows [Abstract]
Disposal of a subsidiary, net of cash disposed	¥ 68,747	¥ 2,683	¥ 0